Consolidated Statements of Changes in (Deficit)/Equity - USD ($)	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Foreign Currency Translation Reserve [Member]	Total
Beginning balance, value at Dec. 31, 2014	$ 2,429	$ 0	$ 16,722,007	$ (140,801,547)	$ (867,641)	$ 1,776,641
Beginning balance, (in shares) at Dec. 31, 2014	2,428,532	0
Non-employee stock based compensation			260,819			260,819
Forfeiture of founders shares, value	$ (255)		255
Forfeiture of founders shares (in shares)	(253,881)
Sale of subsidiary, value	$ (134)	$ (343,113)	(536,666)			(879,913)
Sale of subsidiary (in shares)	(220,000)	85,800
Beneficial conversion feature on convertible promissory notes			1,842,681			1,842,681
Loss for the year				(7,561,686)		(7,561,686)	[1]
Foreign currency translation reserve					(449,358)	(449,358)	[1]
Ending balance, value at Dec. 31, 2015	$ 2,040	$ (343,113)	18,289,096	(21,641,840)	(1,316,999)	$ (5,010,816)
Ending balance, (in shares) at Dec. 31, 2015	1,954,651	85,800				1,954,651
Non-employee stock based compensation			370,040			$ 370,040
Beneficial conversion feature on convertible promissory notes			581,505			581,505
Loss for the year				(565,144)		(565,144)	[1]
Foreign currency translation reserve					(139,370)	(139,370)	[1]
Ending balance, value at Dec. 31, 2016	$ 2,040	$ (343,113)	19,240,641	(22,206,984)	(1,456,369)	$ (4,763,785)
Ending balance, (in shares) at Dec. 31, 2016		85,800				1,954,651
Non-employee stock based compensation						$ 95,419
Sale of subsidiary, value		$ (80,742)				(80,742)
Sale of subsidiary (in shares)		53,828
Beneficial conversion feature on convertible promissory notes						59,298
Stock option exercise						5,610
Non-cash capital contribution by shareholder in connection with forgiveness of debt			203,312			203,312
Loss for the year						(3,687,136)
Foreign currency translation reserve						813,007
Ending balance, value at Dec. 31, 2017	$ 2,043	$ (423,855)	$ 19,604,277	$ (25,894,120)	$ (643,362)	$ (7,355,017)
Ending balance, (in shares) at Dec. 31, 2017	1,903,723	139,628				1,903,723

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).